Revenues Generated From Each Segment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Net sales	$ 862,882	$ 2,157,813	$ 2,509,347
Depreciation	(244,673)	(211,522)	(150,331)
Inventory write-downs	(180,900)	(305,175)	(6,113)
Gross profit (loss)	(352,592)	(39,661)	557,835
Polysilicon Segment
Segment Reporting Information [Line Items]
Net sales	85,662	599,208	272,791
Depreciation	(108,367)	(99,423)	(67,733)
Inventory write-downs	(757)	(743)	0
Gross profit (loss)	(113,551)	208,972	60,707
Other Pv Products Segment
Segment Reporting Information [Line Items]
Net sales	837,367	2,012,180	2,425,874
Depreciation	(136,306)	(112,099)	(82,598)
Inventory write-downs	(180,143)	(304,432)	(6,113)
Gross profit (loss)	(265,960)	(81,179)	536,850
Intersegment Elimination
Segment Reporting Information [Line Items]
Net sales	(60,147)	(453,575)	(189,318)
Depreciation	0	0	0
Inventory write-downs	0	0	0
Gross profit (loss)	$ 26,919	$ (167,454)	$ (39,722)